Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

The components of the provision for federal income taxes are as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Current	$2,612	$2,683	$2,867

Deferred	424	(104)	(205)
	$3,036	$2,579	$2,662

Deferred income taxes reflect temporary differences in the recognition of revenue and expenses for tax reporting and financial statement purposes, principally because certain items, such as, the allowance for loan losses and loan fees are recognized in different periods for financial reporting and tax return purposes. A valuation allowance has not been established for deferred tax assets. Realization of the deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized. Deferred tax assets are recorded in other assets.

Income tax expense of the Company is less than the amounts computed by applying statutory federal income tax rates to income before income taxes because of the following:

	Percentage of Income before Income Taxes
	Years Ended December 31,
	2012	2011	2010
Tax at statutory rates	34.0%	34.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(6.9)	(7.5)	(6.2)
Incentive stock options	0.3	0.5	0.5
Earnings on life insurance	(1.2)	(1.2)	(1.1)
Other	0.3	0.2)	(0.5)

	26.5%	26.0%	26.7%

The income tax provision includes $482,000, 331,000 and $152,000 of income taxes relating to realized securities gains for the years ended December 31, 2012, 2011 and 2010, respectively.

The net deferred tax asset included in other assets in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,871	$1,787
Deferred compensation	500	501
Purchase price adjustment	1,458	1,581
Other	292	277
Foreclosed real estate valuation allowance	48	183
Net operating loss carry forward	-	263
Total Deferred Tax Assets	4,169	4,592

Deferred tax liabilities:
Premises and equipment	334	282
Deferred loan fees	213	264
Net unrealized gains on securities	1,443	1,716

Total Deferred Tax Liabilities	1,990	2,262

Net Deferred Tax Asset	$2,179	$2,330

The Company recorded a deferred tax asset in the amount of $263,000 in 2011 related to a net operating loss carry forward resulting from its acquisition of North Penn Bancorp, Inc. The carry forward will expire in 2030 but it is expected that the Company will realize the tax benefit before expiration based on the Company's earning potential. The Company's federal and state income tax returns for taxable years through 2008 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.